Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 5
Entity Central Index Key	0001090155
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Diversified Growth Fund
Class Name	Class A
Trading Symbol	TBDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Diversified Growth Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class A	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets generated positive returns during the reporting period despite bouts of market turbulence. Persistent inflation, evolving US Federal Reserve expectations, and Middle East geopolitical tensions, coupled with intermittent weakness in technology leadership, shaped investor sentiment.
■
Strong stock selection drove the Fund's relative outperformance versus the Russell 1000 Growth Index (the “Index”). The largest contributions came from information technology, particularly semiconductors; consumer discretionary, led by specialty retail; and health care, driven by pharmaceuticals.
■
In contrast, the largest detractors from relative performance were stock selection in communication services, particularly interactive media &
services, along with an overweight in consumer discretionary and a modest underweight in consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	5.43%	9.21%	15.60%
Class A without sales charges	11.57%	10.45%	16.25%
S&P 500 Index*	19.56%	12.86%	15.08%
Russell 1000 Growth Index	8.03%	11.88%	17.46%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 437,942,755
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 1,683,546
Investment Company, Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 437,942,755
Number of fund holdings	80
Total advisory fees paid for the year	$ 1,683,546
Portfolio turnover rate for the year	112%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	26.1%
Software	12.1%
Interactive Media & Services	11.8%
Technology Hardware, Storage & Peripherals	8.1%
Pharmaceuticals	4.7%
Broadline Retail	4.7%
Financial Services	4.3%
Aerospace & Defense	3.5%
Entertainment	3.4%
Specialty Retail	3.1%
Biotechnology	2.0%
Electronic Equipment, Instruments & Components	2.0%
Machinery	2.0%
Affiliated Mutual Fund - Short-Term Investment	1.8%
Automobiles	1.4%
Industry Classification	% of Net Assets
Textiles, Apparel & Luxury Goods	1.3%
Consumer Staples Distribution & Retail	1.2%
Construction & Engineering	1.0%
Consumer Finance	0.9%
Commercial Services & Supplies	0.8%
Hotels, Restaurants & Leisure	0.7%
IT Services	0.5%
Banks	0.5%
Others*	2.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Diversified Growth Fund
Class Name	Class C
Trading Symbol	TBDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Diversified Growth Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class C	$188	1.79%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets generated positive returns during the reporting period despite bouts of market turbulence. Persistent inflation, evolving US Federal Reserve expectations, and Middle East geopolitical tensions, coupled with intermittent weakness in technology leadership, shaped investor sentiment.
■
Strong stock selection drove the Fund's relative outperformance versus the Russell 1000 Growth Index (the “Index”). The largest contributions came from information technology, particularly semiconductors; consumer discretionary, led by specialty retail; and health care, driven by pharmaceuticals.
■
In contrast, the largest detractors from relative performance were stock selection in communication services, particularly interactive media &
services, along with an overweight in consumer discretionary and a modest underweight in consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	9.45%	9.30%	15.16%
Class C without sales charges	10.45%	9.30%	15.16%
S&P 500 Index*	19.56%	12.86%	15.08%
Russell 1000 Growth Index	8.03%	11.88%	17.46%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 437,942,755
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 1,683,546
Investment Company, Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 437,942,755
Number of fund holdings	80
Total advisory fees paid for the year	$ 1,683,546
Portfolio turnover rate for the year	112%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	26.1%
Software	12.1%
Interactive Media & Services	11.8%
Technology Hardware, Storage & Peripherals	8.1%
Pharmaceuticals	4.7%
Broadline Retail	4.7%
Financial Services	4.3%
Aerospace & Defense	3.5%
Entertainment	3.4%
Specialty Retail	3.1%
Biotechnology	2.0%
Electronic Equipment, Instruments & Components	2.0%
Machinery	2.0%
Affiliated Mutual Fund - Short-Term Investment	1.8%
Automobiles	1.4%
Industry Classification	% of Net Assets
Textiles, Apparel & Luxury Goods	1.3%
Consumer Staples Distribution & Retail	1.2%
Construction & Engineering	1.0%
Consumer Finance	0.9%
Commercial Services & Supplies	0.8%
Hotels, Restaurants & Leisure	0.7%
IT Services	0.5%
Banks	0.5%
Others*	2.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Diversified Growth Fund
Class Name	Class Z
Trading Symbol	TBDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Diversified Growth Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class Z	$65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets generated positive returns during the reporting period despite bouts of market turbulence. Persistent inflation, evolving US Federal Reserve expectations, and Middle East geopolitical tensions, coupled with intermittent weakness in technology leadership, shaped investor sentiment.
■
Strong stock selection drove the Fund's relative outperformance versus the Russell 1000 Growth Index (the “Index”). The largest contributions came from information technology, particularly semiconductors; consumer discretionary, led by specialty retail; and health care, driven by pharmaceuticals.
■
In contrast, the largest detractors from relative performance were stock selection in communication services, particularly interactive media &
services, along with an overweight in consumer discretionary and a modest underweight in consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class Z	11.71%	10.63%	16.35% (9/27/2017)
S&P 500 Index*	19.56%	12.86%	14.97%
Russell 1000 Growth Index	8.03%	11.88%	17.34%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Sep. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 437,942,755
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 1,683,546
Investment Company, Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$437,942,755
Number of fund holdings	80
Total advisory fees paid for the year	$1,683,546
Portfolio turnover rate for the year	112%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	26.1%
Software	12.1%
Interactive Media & Services	11.8%
Technology Hardware, Storage & Peripherals	8.1%
Pharmaceuticals	4.7%
Broadline Retail	4.7%
Financial Services	4.3%
Aerospace & Defense	3.5%
Entertainment	3.4%
Specialty Retail	3.1%
Biotechnology	2.0%
Electronic Equipment, Instruments & Components	2.0%
Machinery	2.0%
Affiliated Mutual Fund - Short-Term Investment	1.8%
Automobiles	1.4%
Industry Classification	% of Net Assets
Textiles, Apparel & Luxury Goods	1.3%
Consumer Staples Distribution & Retail	1.2%
Construction & Engineering	1.0%
Consumer Finance	0.9%
Commercial Services & Supplies	0.8%
Hotels, Restaurants & Leisure	0.7%
IT Services	0.5%
Banks	0.5%
Others*	2.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Diversified Growth Fund
Class Name	Class R6
Trading Symbol	TBDQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Diversified Growth Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class R6	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets generated positive returns during the reporting period despite bouts of market turbulence. Persistent inflation, evolving US Federal Reserve expectations, and Middle East geopolitical tensions, coupled with intermittent weakness in technology leadership, shaped investor sentiment.
■
Strong stock selection drove the Fund's relative outperformance versus the Russell 1000 Growth Index (the “Index”). The largest contributions came from information technology, particularly semiconductors; consumer discretionary, led by specialty retail; and health care, driven by pharmaceuticals.
■
In contrast, the largest detractors from relative performance were stock selection in communication services, particularly interactive media &
services, along with an overweight in consumer discretionary and a modest underweight in consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	11.93%	10.73%	16.41% (9/27/2017)
S&P 500 Index*	19.56%	12.86%	14.97%
Russell 1000 Growth Index	8.03%	11.88%	17.34%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Sep. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 437,942,755
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 1,683,546
Investment Company, Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$437,942,755
Number of fund holdings	80
Total advisory fees paid for the year	$1,683,546
Portfolio turnover rate for the year	112%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	26.1%
Software	12.1%
Interactive Media & Services	11.8%
Technology Hardware, Storage & Peripherals	8.1%
Pharmaceuticals	4.7%
Broadline Retail	4.7%
Financial Services	4.3%
Aerospace & Defense	3.5%
Entertainment	3.4%
Specialty Retail	3.1%
Biotechnology	2.0%
Electronic Equipment, Instruments & Components	2.0%
Machinery	2.0%
Affiliated Mutual Fund - Short-Term Investment	1.8%
Automobiles	1.4%
Industry Classification	% of Net Assets
Textiles, Apparel & Luxury Goods	1.3%
Consumer Staples Distribution & Retail	1.2%
Construction & Engineering	1.0%
Consumer Finance	0.9%
Commercial Services & Supplies	0.8%
Hotels, Restaurants & Leisure	0.7%
IT Services	0.5%
Banks	0.5%
Others*	2.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON RISING DIVIDEND FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Rising Dividend Fund
Class Name	Class A
Trading Symbol	PJDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Rising Dividend Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class A	$136	1.24%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year, equities (represented by the S&P 500 Index) delivered solid results. Dividend-paying stocks also produced solid gains for the reporting period, though they underperformed the broader U.S. equity market. In a year that had bouts of macro uncertainty and market volatility, dividend strategies benefited as investors rotated into more stable, income-generating assets amid sticky inflation, changing expectations for U.S. Federal Reserve policy, geopolitical uncertainty tied to the Middle East, and intermittent weakness in technology leadership.
■
Security selection within industrials (driven by building products, machinery, and electrical equipment), financials (primarily capital markets), and consumer discretionary (mainly specialty retail) were the top contributors to performance relative to the S&P 500 Index (the “Index”).
■
Stock selection within energy and communication services (led by interactive media & services), along with an underweight in information technology and an overweight in utilities, detracted the most from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	12.17%	8.33%	11.22%
Class A without sales charges	18.70%	9.57%	11.86%
S&P 500 Index	19.56%	12.86%	15.08%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 82,710,699
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 493,895
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$82,710,699
Number of fund holdings	62
Total advisory fees paid for the year	$493,895
Portfolio turnover rate for the year	26%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	10.4%
Semiconductors & Semiconductor Equipment	9.8%
Banks	8.0%
Electric Utilities	5.6%
Biotechnology	4.3%
Machinery	4.3%
Pharmaceuticals	4.1%
Communications Equipment	4.0%
Capital Markets	3.8%
Multi-Utilities	3.4%
Specialty Retail	3.1%
Electrical Equipment	2.9%
Technology Hardware, Storage & Peripherals	2.8%
Building Products	2.8%
Consumer Staples Distribution & Retail	2.7%
Diversified Telecommunication Services	2.6%
Aerospace & Defense	2.6%
IT Services	2.6%
Interactive Media & Services	2.5%
Hotels, Restaurants & Leisure	2.0%
Leisure Products	1.9%
Industry Classification	% of Net Assets
Industrial Conglomerates	1.9%
Affiliated Mutual Fund - Short-Term Investment	1.7%
Financial Services	1.6%
Metals & Mining	1.4%
Insurance	1.4%
Ground Transportation	1.1%
Air Freight & Logistics	1.1%
Food Products	0.8%
Chemicals	0.7%
Personal Care Products	0.6%
Residential REITs	0.6%
Independent Power & Renewable Electricity Producers	0.5%
Others*	0.4%
100.0%
Liabilities in excess of other assets	(0.0)%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM JENNISON RISING DIVIDEND FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Rising Dividend Fund
Class Name	Class C
Trading Symbol	PJDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Rising Dividend Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class C	$217	1.99%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year, equities (represented by the S&P 500 Index) delivered solid results. Dividend-paying stocks also produced solid gains for the reporting period, though they underperformed the broader U.S. equity market. In a year that had bouts of macro uncertainty and market volatility, dividend strategies benefited as investors rotated into more stable, income-generating assets amid sticky inflation, changing expectations for U.S. Federal Reserve policy, geopolitical uncertainty tied to the Middle East, and intermittent weakness in technology leadership.
■
Security selection within industrials (driven by building products, machinery, and electrical equipment), financials (primarily capital markets), and consumer discretionary (mainly specialty retail) were the top contributors to performance relative to the S&P 500 Index (the “Index”).
■
Stock selection within energy and communication services (led by interactive media & services), along with an underweight in information technology and an overweight in utilities, detracted the most from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	16.79%	8.74%	11.03%
Class C without sales charges	17.79%	8.74%	11.03%
S&P 500 Index	19.56%	12.86%	15.08%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 82,710,699
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 493,895
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$82,710,699
Number of fund holdings	62
Total advisory fees paid for the year	$493,895
Portfolio turnover rate for the year	26%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	10.4%
Semiconductors & Semiconductor Equipment	9.8%
Banks	8.0%
Electric Utilities	5.6%
Biotechnology	4.3%
Machinery	4.3%
Pharmaceuticals	4.1%
Communications Equipment	4.0%
Capital Markets	3.8%
Multi-Utilities	3.4%
Specialty Retail	3.1%
Electrical Equipment	2.9%
Technology Hardware, Storage & Peripherals	2.8%
Building Products	2.8%
Consumer Staples Distribution & Retail	2.7%
Diversified Telecommunication Services	2.6%
Aerospace & Defense	2.6%
IT Services	2.6%
Interactive Media & Services	2.5%
Hotels, Restaurants & Leisure	2.0%
Leisure Products	1.9%
Industry Classification	% of Net Assets
Industrial Conglomerates	1.9%
Affiliated Mutual Fund - Short-Term Investment	1.7%
Financial Services	1.6%
Metals & Mining	1.4%
Insurance	1.4%
Ground Transportation	1.1%
Air Freight & Logistics	1.1%
Food Products	0.8%
Chemicals	0.7%
Personal Care Products	0.6%
Residential REITs	0.6%
Independent Power & Renewable Electricity Producers	0.5%
Others*	0.4%
100.0%
Liabilities in excess of other assets	(0.0)%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM JENNISON RISING DIVIDEND FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Rising Dividend Fund
Class Name	Class Z
Trading Symbol	PJDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Rising Dividend Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class Z	$108	0.99%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year, equities (represented by the S&P 500 Index) delivered solid results. Dividend-paying stocks also produced solid gains for the reporting period, though they underperformed the broader U.S. equity market. In a year that had bouts of macro uncertainty and market volatility, dividend strategies benefited as investors rotated into more stable, income-generating assets amid sticky inflation, changing expectations for U.S. Federal Reserve policy, geopolitical uncertainty tied to the Middle East, and intermittent weakness in technology leadership.
■
Security selection within industrials (driven by building products, machinery, and electrical equipment), financials (primarily capital markets), and consumer discretionary (mainly specialty retail) were the top contributors to performance relative to the S&P 500 Index (the “Index”).
■
Stock selection within energy and communication services (led by interactive media & services), along with an underweight in information technology and an overweight in utilities, detracted the most from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	18.98%	9.83%	12.13%
S&P 500 Index	19.56%	12.86%	15.08%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 82,710,699
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 493,895
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$82,710,699
Number of fund holdings	62
Total advisory fees paid for the year	$493,895
Portfolio turnover rate for the year	26%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	10.4%
Semiconductors & Semiconductor Equipment	9.8%
Banks	8.0%
Electric Utilities	5.6%
Biotechnology	4.3%
Machinery	4.3%
Pharmaceuticals	4.1%
Communications Equipment	4.0%
Capital Markets	3.8%
Multi-Utilities	3.4%
Specialty Retail	3.1%
Electrical Equipment	2.9%
Technology Hardware, Storage & Peripherals	2.8%
Building Products	2.8%
Consumer Staples Distribution & Retail	2.7%
Diversified Telecommunication Services	2.6%
Aerospace & Defense	2.6%
IT Services	2.6%
Interactive Media & Services	2.5%
Hotels, Restaurants & Leisure	2.0%
Leisure Products	1.9%
Industry Classification	% of Net Assets
Industrial Conglomerates	1.9%
Affiliated Mutual Fund - Short-Term Investment	1.7%
Financial Services	1.6%
Metals & Mining	1.4%
Insurance	1.4%
Ground Transportation	1.1%
Air Freight & Logistics	1.1%
Food Products	0.8%
Chemicals	0.7%
Personal Care Products	0.6%
Residential REITs	0.6%
Independent Power & Renewable Electricity Producers	0.5%
Others*	0.4%
100.0%
Liabilities in excess of other assets	(0.0)%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM JENNISON RISING DIVIDEND FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Rising Dividend Fund
Class Name	Class R6
Trading Symbol	PJDQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Rising Dividend Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class R6	$108	0.99%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year, equities (represented by the S&P 500 Index) delivered solid results. Dividend-paying stocks also produced solid gains for the reporting period, though they underperformed the broader U.S. equity market. In a year that had bouts of macro uncertainty and market volatility, dividend strategies benefited as investors rotated into more stable, income-generating assets amid sticky inflation, changing expectations for U.S. Federal Reserve policy, geopolitical uncertainty tied to the Middle East, and intermittent weakness in technology leadership.
■
Security selection within industrials (driven by building products, machinery, and electrical equipment), financials (primarily capital markets), and consumer discretionary (mainly specialty retail) were the top contributors to performance relative to the S&P 500 Index (the “Index”).
■
Stock selection within energy and communication services (led by interactive media & services), along with an underweight in information technology and an overweight in utilities, detracted the most from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	18.93%	9.85%	12.19% (9/27/2017)
S&P 500 Index	19.56%	12.86%	14.97%

Performance Inception Date	Sep. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 82,710,699
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 493,895
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$82,710,699
Number of fund holdings	62
Total advisory fees paid for the year	$493,895
Portfolio turnover rate for the year	26%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	10.4%
Semiconductors & Semiconductor Equipment	9.8%
Banks	8.0%
Electric Utilities	5.6%
Biotechnology	4.3%
Machinery	4.3%
Pharmaceuticals	4.1%
Communications Equipment	4.0%
Capital Markets	3.8%
Multi-Utilities	3.4%
Specialty Retail	3.1%
Electrical Equipment	2.9%
Technology Hardware, Storage & Peripherals	2.8%
Building Products	2.8%
Consumer Staples Distribution & Retail	2.7%
Diversified Telecommunication Services	2.6%
Aerospace & Defense	2.6%
IT Services	2.6%
Interactive Media & Services	2.5%
Hotels, Restaurants & Leisure	2.0%
Leisure Products	1.9%
Industry Classification	% of Net Assets
Industrial Conglomerates	1.9%
Affiliated Mutual Fund - Short-Term Investment	1.7%
Financial Services	1.6%
Metals & Mining	1.4%
Insurance	1.4%
Ground Transportation	1.1%
Air Freight & Logistics	1.1%
Food Products	0.8%
Chemicals	0.7%
Personal Care Products	0.6%
Residential REITs	0.6%
Independent Power & Renewable Electricity Producers	0.5%
Others*	0.4%
100.0%
Liabilities in excess of other assets	(0.0)%**
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM TARGET DATE INCOME FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R1
Trading Symbol	PDADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R1	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, non-U.S. developed markets equity, and
U.S. mid-cap equity, with returns of 35.5%, 24.3%, and 20.9%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	9.14%	3.25%	4.80% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date Income Custom Benchmark	9.48%	3.84%	5.56%
S&P Target Date Retirement Income Index	8.89%	4.10%	5.46%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 24,049,735
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$24,049,735
Number of fund holdings	9
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	67%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	23.3%
Affiliated Mutual Funds - Domestic Equity	17.6%
Affiliated Mutual Funds - International Equity	12.4%
Affiliated Mutual Fund - Short-Term Investment	6.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE INCOME FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R2
Trading Symbol	PDAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R2	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, non-U.S. developed markets equity, and
U.S. mid-cap equity, with returns of 35.5%, 24.3%, and 20.9%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	9.41%	3.51%	5.06% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date Income Custom Benchmark	9.48%	3.84%	5.56%
S&P Target Date Retirement Income Index	8.89%	4.10%	5.46%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 24,049,735
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$24,049,735
Number of fund holdings	9
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	67%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	23.3%
Affiliated Mutual Funds - Domestic Equity	17.6%
Affiliated Mutual Funds - International Equity	12.4%
Affiliated Mutual Fund - Short-Term Investment	6.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE INCOME FUND CLASS - R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R3
Trading Symbol	PDAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R3	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, non-U.S. developed markets equity, and
U.S. mid-cap equity, with returns of 35.5%, 24.3%, and 20.9%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	9.57%	3.67%	5.23% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date Income Custom Benchmark	9.48%	3.84%	5.56%
S&P Target Date Retirement Income Index	8.89%	4.10%	5.46%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 24,049,735
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$24,049,735
Number of fund holdings	9
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	67%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	23.3%
Affiliated Mutual Funds - Domestic Equity	17.6%
Affiliated Mutual Funds - International Equity	12.4%
Affiliated Mutual Fund - Short-Term Investment	6.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE INCOME FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R4
Trading Symbol	PDAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R4	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, non-U.S. developed markets equity, and
U.S. mid-cap equity, with returns of 35.5%, 24.3%, and 20.9%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	9.68%	3.76%	5.33% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date Income Custom Benchmark	9.48%	3.84%	5.56%
S&P Target Date Retirement Income Index	8.89%	4.10%	5.46%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 24,049,735
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$24,049,735
Number of fund holdings	9
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	67%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	23.3%
Affiliated Mutual Funds - Domestic Equity	17.6%
Affiliated Mutual Funds - International Equity	12.4%
Affiliated Mutual Fund - Short-Term Investment	6.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE INCOME FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R5
Trading Symbol	PDAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R5	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, non-U.S. developed markets equity, and
U.S. mid-cap equity, with returns of 35.5%, 24.3%, and 20.9%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	9.78%	3.87%	5.44% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date Income Custom Benchmark	9.48%	3.84%	5.56%
S&P Target Date Retirement Income Index	8.89%	4.10%	5.46%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 24,049,735
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$24,049,735
Number of fund holdings	9
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	67%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	23.3%
Affiliated Mutual Funds - Domestic Equity	17.6%
Affiliated Mutual Funds - International Equity	12.4%
Affiliated Mutual Fund - Short-Term Investment	6.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE INCOME FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R6
Trading Symbol	PDAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, non-U.S. developed markets equity, and
U.S. mid-cap equity, with returns of 35.5%, 24.3%, and 20.9%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	10.04%	4.02%	5.61% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date Income Custom Benchmark	9.48%	3.84%	5.56%
S&P Target Date Retirement Income Index	8.89%	4.10%	5.46%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 24,049,735
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$24,049,735
Number of fund holdings	9
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	67%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	23.3%
Affiliated Mutual Funds - Domestic Equity	17.6%
Affiliated Mutual Funds - International Equity	12.4%
Affiliated Mutual Fund - Short-Term Investment	6.3%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2020 FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R1
Trading Symbol	PDDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R1	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance. Across the asset classes included, the greatest level of performance was provided by commodities, non-U.S. developed markets equity, and U.S. mid-cap equity, with returns of 35.5%, 24.3%, and 20.9%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance. Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities, U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	10.17%	3.93%	5.72% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2020 Custom Benchmark	10.57%	4.52%	6.56%
S&P Target Date 2020 Index	10.60%	5.04%	6.94%
*The Fund
compares
its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 29,126,838
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 29,126,838
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	58%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	36.2%
Affiliated Exchange-Traded Funds - Fixed Income	23.1%
Affiliated Mutual Funds - Domestic Equity	21.5%
Affiliated Mutual Funds - International Equity	14.0%
Affiliated Mutual Fund - Short-Term Investment	5.2%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2020 FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R2
Trading Symbol	PDDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R2	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance. Across the asset classes included, the greatest level of performance was provided by commodities, non-U.S. developed markets equity, and U.S. mid-cap equity, with returns of 35.5%, 24.3%, and 20.9%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance. Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities, U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	10.43%	4.20%	5.98% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2020 Custom Benchmark	10.57%	4.52%	6.56%
S&P Target Date 2020 Index	10.60%	5.04%	6.94%
*The Fund
compares
its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 29,126,838
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 29,126,838
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	58%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	36.2%
Affiliated Exchange-Traded Funds - Fixed Income	23.1%
Affiliated Mutual Funds - Domestic Equity	21.5%
Affiliated Mutual Funds - International Equity	14.0%
Affiliated Mutual Fund - Short-Term Investment	5.2%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Target Date 2020 Fund - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R3
Trading Symbol	PDDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R3	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance. Across the asset classes included, the greatest level of performance was provided by commodities, non-U.S. developed markets equity, and U.S. mid-cap equity, with returns of 35.5%, 24.3%, and 20.9%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance. Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities, U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	10.57%	4.34%	6.14% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2020 Custom Benchmark	10.57%	4.52%	6.56%
S&P Target Date 2020 Index	10.60%	5.04%	6.94%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 29,126,838
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 29,126,838
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	58%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	36.2%
Affiliated Exchange-Traded Funds - Fixed Income	23.1%
Affiliated Mutual Funds - Domestic Equity	21.5%
Affiliated Mutual Funds - International Equity	14.0%
Affiliated Mutual Fund - Short-Term Investment	5.2%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2020 FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R4
Trading Symbol	PDDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R4	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance. Across the asset classes included, the greatest level of performance was provided by commodities, non-U.S. developed markets equity, and U.S. mid-cap equity, with returns of 35.5%, 24.3%, and 20.9%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance. Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities, U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	10.76%	4.46%	6.25% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2020 Custom Benchmark	10.57%	4.52%	6.56%
S&P Target Date 2020 Index	10.60%	5.04%	6.94%
*The Fund compares its performance against this broad-based index in response to
regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 29,126,838
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 29,126,838
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	58%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	36.2%
Affiliated Exchange-Traded Funds - Fixed Income	23.1%
Affiliated Mutual Funds - Domestic Equity	21.5%
Affiliated Mutual Funds - International Equity	14.0%
Affiliated Mutual Fund - Short-Term Investment	5.2%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2020 FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R5
Trading Symbol	PDDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R5	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, non-U.S. developed markets equity, and
U.S. mid-cap equity, with returns of 35.5%, 24.3%, and 20.9%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	10.77%	4.55%	6.36% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2020 Custom Benchmark	10.57%	4.52%	6.56%
S&P Target Date 2020 Index	10.60%	5.04%	6.94%
*The Fund
compares
its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 29,126,838
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 29,126,838
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	58%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	36.2%
Affiliated Exchange-Traded Funds - Fixed Income	23.1%
Affiliated Mutual Funds - Domestic Equity	21.5%
Affiliated Mutual Funds - International Equity	14.0%
Affiliated Mutual Fund - Short-Term Investment	5.2%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2020 FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R6
Trading Symbol	PDDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance. Across the asset classes included, the greatest level of performance was provided by commodities, non-U.S. developed markets equity, and U.S. mid-cap equity, with returns of 35.5%, 24.3%, and 20.9%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance. Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities, U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying
funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	10.98%	4.70%	6.47% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2020 Custom Benchmark	10.57%	4.52%	6.56%
S&P Target Date 2020 Index	10.60%	5.04%	6.94%
*The Fund compares its performance against this broad-based index in response
to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 29,126,838
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 29,126,838
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	58%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	36.2%
Affiliated Exchange-Traded Funds - Fixed Income	23.1%
Affiliated Mutual Funds - Domestic Equity	21.5%
Affiliated Mutual Funds - International Equity	14.0%
Affiliated Mutual Fund - Short-Term Investment	5.2%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2025 FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R1
Trading Symbol	PDEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R1	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 35.5%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	11.09%	4.49%	6.30% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2025 Custom Benchmark	11.70%	5.13%	7.24%
S&P Target Date 2025 Index	12.22%	5.66%	7.78%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 41,437,625
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$41,437,625
Number of fund holdings	10
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	56%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	31.9%
Affiliated Mutual Funds - Domestic Equity	26.9%
Affiliated Exchange-Traded Funds - Fixed Income	21.2%
Affiliated Mutual Funds - International Equity	15.6%
Affiliated Mutual Fund - Short-Term Investment	4.3%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM TARGET DATE 2025 FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R2
Trading Symbol	PDEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R2	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 35.5%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	11.44%	4.75%	6.57% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2025 Custom Benchmark	11.70%	5.13%	7.24%
S&P Target Date 2025 Index	12.22%	5.66%	7.78%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 41,437,625
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$41,437,625
Number of fund holdings	10
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	56%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	31.9%
Affiliated Mutual Funds - Domestic Equity	26.9%
Affiliated Exchange-Traded Funds - Fixed Income	21.2%
Affiliated Mutual Funds - International Equity	15.6%
Affiliated Mutual Fund - Short-Term Investment	4.3%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM TARGET DATE 2025 FUND - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R3
Trading Symbol	PDEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R3	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 35.5%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	11.59%	4.90%	6.73% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2025 Custom Benchmark	11.70%	5.13%	7.24%
S&P Target Date 2025 Index	12.22%	5.66%	7.78%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 41,437,625
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$41,437,625
Number of fund holdings	10
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	56%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	31.9%
Affiliated Mutual Funds - Domestic Equity	26.9%
Affiliated Exchange-Traded Funds - Fixed Income	21.2%
Affiliated Mutual Funds - International Equity	15.6%
Affiliated Mutual Fund - Short-Term Investment	4.3%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM TARGET DATE 2025 FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R4
Trading Symbol	PDEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R4	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 35.5%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	11.70%	5.01%	6.83% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2025 Custom Benchmark	11.70%	5.13%	7.24%
S&P Target Date 2025 Index	12.22%	5.66%	7.78%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 41,437,625
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$41,437,625
Number of fund holdings	10
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	56%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	31.9%
Affiliated Mutual Funds - Domestic Equity	26.9%
Affiliated Exchange-Traded Funds - Fixed Income	21.2%
Affiliated Mutual Funds - International Equity	15.6%
Affiliated Mutual Fund - Short-Term Investment	4.3%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM TARGET DATE 2025 FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R5
Trading Symbol	PDEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R5	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 35.5%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	11.79%	5.13%	6.95% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2025 Custom Benchmark	11.70%	5.13%	7.24%
S&P Target Date 2025 Index	12.22%	5.66%	7.78%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 41,437,625
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$41,437,625
Number of fund holdings	10
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	56%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	31.9%
Affiliated Mutual Funds - Domestic Equity	26.9%
Affiliated Exchange-Traded Funds - Fixed Income	21.2%
Affiliated Mutual Funds - International Equity	15.6%
Affiliated Mutual Fund - Short-Term Investment	4.3%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM TARGET DATE 2025 FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R6
Trading Symbol	PDEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 35.5%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	12.02%	5.27%	7.11% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2025 Custom Benchmark	11.70%	5.13%	7.24%
S&P Target Date 2025 Index	12.22%	5.66%	7.78%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 41,437,625
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$41,437,625
Number of fund holdings	10
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	56%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	31.9%
Affiliated Mutual Funds - Domestic Equity	26.9%
Affiliated Exchange-Traded Funds - Fixed Income	21.2%
Affiliated Mutual Funds - International Equity	15.6%
Affiliated Mutual Fund - Short-Term Investment	4.3%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM TARGET DATE 2030 FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R1
Trading Symbol	PDFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R1	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 35.5%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	12.56%	5.20%	7.33% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2030 Custom Benchmark	13.14%	5.89%	8.39%
S&P Target Date 2030 Index	14.18%	6.64%	8.76%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 54,867,908
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$54,867,908
Number of fund holdings	10
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	65%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	33.1%
Affiliated Mutual Funds - Fixed Income	25.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.1%
Affiliated Mutual Funds - International Equity	18.9%
Affiliated Mutual Fund - Short-Term Investment	3.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2030 FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R2
Trading Symbol	PDFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R2	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 35.5%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	12.80%	5.46%	7.60% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2030 Custom Benchmark	13.14%	5.89%	8.39%
S&P Target Date 2030 Index	14.18%	6.64%	8.76%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 54,867,908
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$54,867,908
Number of fund holdings	10
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	65%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	33.1%
Affiliated Mutual Funds - Fixed Income	25.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.1%
Affiliated Mutual Funds - International Equity	18.9%
Affiliated Mutual Fund - Short-Term Investment	3.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2030 FUND - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R3
Trading Symbol	PDFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R3	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 35.5%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	12.97%	5.63%	7.75% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2030 Custom Benchmark	13.14%	5.89%	8.39%
S&P Target Date 2030 Index	14.18%	6.64%	8.76%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 54,867,908
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$54,867,908
Number of fund holdings	10
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	65%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	33.1%
Affiliated Mutual Funds - Fixed Income	25.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.1%
Affiliated Mutual Funds - International Equity	18.9%
Affiliated Mutual Fund - Short-Term Investment	3.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2030 FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R4
Trading Symbol	PDFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R4	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 35.5%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	12.99%	5.72%	7.85% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2030 Custom Benchmark	13.14%	5.89%	8.39%
S&P Target Date 2030 Index	14.18%	6.64%	8.76%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 54,867,908
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$54,867,908
Number of fund holdings	10
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	65%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	33.1%
Affiliated Mutual Funds - Fixed Income	25.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.1%
Affiliated Mutual Funds - International Equity	18.9%
Affiliated Mutual Fund - Short-Term Investment	3.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2030 FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R5
Trading Symbol	PDFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R5	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 35.5%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	13.17%	5.83%	7.97% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2030 Custom Benchmark	13.14%	5.89%	8.39%
S&P Target Date 2030 Index	14.18%	6.64%	8.76%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 54,867,908
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$54,867,908
Number of fund holdings	10
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	65%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	33.1%
Affiliated Mutual Funds - Fixed Income	25.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.1%
Affiliated Mutual Funds - International Equity	18.9%
Affiliated Mutual Fund - Short-Term Investment	3.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2030 FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R6
Trading Symbol	PDFJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by commodities, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 35.5%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	13.38%	5.99%	8.14% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2030 Custom Benchmark	13.14%	5.89%	8.39%
S&P Target Date 2030 Index	14.18%	6.64%	8.76%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 54,867,908
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$54,867,908
Number of fund holdings	10
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	65%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	33.1%
Affiliated Mutual Funds - Fixed Income	25.6%
Affiliated Exchange-Traded Funds - Fixed Income	19.1%
Affiliated Mutual Funds - International Equity	18.9%
Affiliated Mutual Fund - Short-Term Investment	3.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2035 FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R1
Trading Symbol	PDGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R1	$73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	15.10%	6.40%	8.41% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2035 Custom Benchmark	15.79%	7.17%	9.67%
S&P Target Date 2035 Index	16.34%	7.71%	9.80%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 49,548,101
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$49,548,101
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	60%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	40.9%
Affiliated Mutual Funds - International Equity	23.2%
Affiliated Mutual Funds - Fixed Income	18.6%
Affiliated Exchange-Traded Funds - Fixed Income	15.0%
Affiliated Mutual Fund - Short-Term Investment	2.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2035 FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R2
Trading Symbol	PDGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R2	$46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	15.47%	6.68%	8.68% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2035 Custom Benchmark	15.79%	7.17%	9.67%
S&P Target Date 2035 Index	16.34%	7.71%	9.80%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 49,548,101
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$49,548,101
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	60%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	40.9%
Affiliated Mutual Funds - International Equity	23.2%
Affiliated Mutual Funds - Fixed Income	18.6%
Affiliated Exchange-Traded Funds - Fixed Income	15.0%
Affiliated Mutual Fund - Short-Term Investment	2.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2035 FUND - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R3
Trading Symbol	PDGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R3	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	15.59%	6.83%	8.84% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2035 Custom Benchmark	15.79%	7.17%	9.67%
S&P Target Date 2035 Index	16.34%	7.71%	9.80%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 49,548,101
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$49,548,101
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	60%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	40.9%
Affiliated Mutual Funds - International Equity	23.2%
Affiliated Mutual Funds - Fixed Income	18.6%
Affiliated Exchange-Traded Funds - Fixed Income	15.0%
Affiliated Mutual Fund - Short-Term Investment	2.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2035 FUND - CLASS R4 [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R4
Trading Symbol	PDGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R4	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	15.67%	6.93%	8.96% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2035 Custom Benchmark	15.79%	7.17%	9.67%
S&P Target Date 2035 Index	16.34%	7.71%	9.80%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 49,548,101
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$49,548,101
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	60%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	40.9%
Affiliated Mutual Funds - International Equity	23.2%
Affiliated Mutual Funds - Fixed Income	18.6%
Affiliated Exchange-Traded Funds - Fixed Income	15.0%
Affiliated Mutual Fund - Short-Term Investment	2.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2035 FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R5
Trading Symbol	PDGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R5	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	15.86%	7.04%	9.06% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2035 Custom Benchmark	15.79%	7.17%	9.67%
S&P Target Date 2035 Index	16.34%	7.71%	9.80%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 49,548,101
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$49,548,101
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	60%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	40.9%
Affiliated Mutual Funds - International Equity	23.2%
Affiliated Mutual Funds - Fixed Income	18.6%
Affiliated Exchange-Traded Funds - Fixed Income	15.0%
Affiliated Mutual Fund - Short-Term Investment	2.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2035 FUND - CLASS R6 [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R6
Trading Symbol	PDGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and cash, with returns of 2.6%, 2.7%, and 4.0%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	16.01%	7.21%	9.22% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2035 Custom Benchmark	15.79%	7.17%	9.67%
S&P Target Date 2035 Index	16.34%	7.71%	9.80%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 49,548,101
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$49,548,101
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	60%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	40.9%
Affiliated Mutual Funds - International Equity	23.2%
Affiliated Mutual Funds - Fixed Income	18.6%
Affiliated Exchange-Traded Funds - Fixed Income	15.0%
Affiliated Mutual Fund - Short-Term Investment	2.3%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2040 FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R1
Trading Symbol	PDHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R1	$73	0.67%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and global REITs, with returns of 2.6%, 2.7%, and 17.7%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	17.72%	7.47%	9.24% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2040 Custom Benchmark	18.43%	8.23%	10.58%
S&P Target Date 2040 Index	18.45%	8.73%	10.67%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 39,166,280
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$39,166,280
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	48.4%
Affiliated Mutual Funds - International Equity	27.3%
Affiliated Mutual Funds - Fixed Income	12.2%
Affiliated Exchange-Traded Funds - Fixed Income	12.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2040 FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R2
Trading Symbol	PDHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R2	$46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and global REITs, with returns of 2.6%, 2.7%, and 17.7%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	17.97%	7.73%	9.51% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2040 Custom Benchmark	18.43%	8.23%	10.58%
S&P Target Date 2040 Index	18.45%	8.73%	10.67%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 39,166,280
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$39,166,280
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	48.4%
Affiliated Mutual Funds - International Equity	27.3%
Affiliated Mutual Funds - Fixed Income	12.2%
Affiliated Exchange-Traded Funds - Fixed Income	12.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2040 FUND - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R3
Trading Symbol	PDHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R3	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and global REITs, with returns of 2.6%, 2.7%, and 17.7%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	18.11%	7.90%	9.68% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2040 Custom Benchmark	18.43%	8.23%	10.58%
S&P Target Date 2040 Index	18.45%	8.73%	10.67%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 39,166,280
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$39,166,280
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	48.4%
Affiliated Mutual Funds - International Equity	27.3%
Affiliated Mutual Funds - Fixed Income	12.2%
Affiliated Exchange-Traded Funds - Fixed Income	12.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2040 FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R4
Trading Symbol	PDHGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R4	$19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and global REITs, with returns of 2.6%, 2.7%, and 17.7%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	18.37%	8.02%	9.80% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2040 Custom Benchmark	18.43%	8.23%	10.58%
S&P Target Date 2040 Index	18.45%	8.73%	10.67%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 39,166,280
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$39,166,280
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	48.4%
Affiliated Mutual Funds - International Equity	27.3%
Affiliated Mutual Funds - Fixed Income	12.2%
Affiliated Exchange-Traded Funds - Fixed Income	12.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2040 FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R5
Trading Symbol	PDHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R5	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and global REITs, with returns of 2.6%, 2.7%, and 17.7%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	18.37%	8.12%	9.90% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2040 Custom Benchmark	18.43%	8.23%	10.58%
S&P Target Date 2040 Index	18.45%	8.73%	10.67%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 39,166,280
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$39,166,280
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	48.4%
Affiliated Mutual Funds - International Equity	27.3%
Affiliated Mutual Funds - Fixed Income	12.2%
Affiliated Exchange-Traded Funds - Fixed Income	12.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2040 FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R6
Trading Symbol	PDHJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and global REITs, with returns of 2.6%, 2.7%, and 17.7%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	18.59%	8.29%	10.07% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2040 Custom Benchmark	18.43%	8.23%	10.58%
S&P Target Date 2040 Index	18.45%	8.73%	10.67%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 39,166,280
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$39,166,280
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	48.4%
Affiliated Mutual Funds - International Equity	27.3%
Affiliated Mutual Funds - Fixed Income	12.2%
Affiliated Exchange-Traded Funds - Fixed Income	12.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2045 FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R1
Trading Symbol	PDIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R1	$72	0.66%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and global REITs, with returns of 2.6%, 2.7%, and 17.7%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	19.57%	8.13%	9.79% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2045 Custom Benchmark	20.29%	8.92%	11.17%
S&P Target Date 2045 Index	19.99%	9.45%	11.24%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 35,391,193
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$35,391,193
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	50%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	53.4%
Affiliated Mutual Funds - International Equity	31.3%
Affiliated Exchange-Traded Funds - Fixed Income	8.7%
Affiliated Mutual Funds - Fixed Income	6.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2045 FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R2
Trading Symbol	PDIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R2	$45	0.41%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and global REITs, with returns of 2.6%, 2.7%, and 17.7%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	19.87%	8.39%	10.07% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2045 Custom Benchmark	20.29%	8.92%	11.17%
S&P Target Date 2045 Index	19.99%	9.45%	11.24%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 35,391,193
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$35,391,193
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	50%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	53.4%
Affiliated Mutual Funds - International Equity	31.3%
Affiliated Exchange-Traded Funds - Fixed Income	8.7%
Affiliated Mutual Funds - Fixed Income	6.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2045 FUND - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R3
Trading Symbol	PDIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R3	$30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and global REITs, with returns of 2.6%, 2.7%, and 17.7%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	19.98%	8.55%	10.23% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2045 Custom Benchmark	20.29%	8.92%	11.17%
S&P Target Date 2045 Index	19.99%	9.45%	11.24%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 35,391,193
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$35,391,193
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	50%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	53.4%
Affiliated Mutual Funds - International Equity	31.3%
Affiliated Exchange-Traded Funds - Fixed Income	8.7%
Affiliated Mutual Funds - Fixed Income	6.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2045 FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R4
Trading Symbol	PDIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R4	$18	0.16%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and global REITs, with returns of 2.6%, 2.7%, and 17.7%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	20.12%	8.66%	10.34% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2045 Custom Benchmark	20.29%	8.92%	11.17%
S&P Target Date 2045 Index	19.99%	9.45%	11.24%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 35,391,193
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$35,391,193
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	50%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	53.4%
Affiliated Mutual Funds - International Equity	31.3%
Affiliated Exchange-Traded Funds - Fixed Income	8.7%
Affiliated Mutual Funds - Fixed Income	6.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2045 FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R5
Trading Symbol	PDIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R5	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and global REITs, with returns of 2.6%, 2.7%, and 17.7%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	20.18%	8.76%	10.45% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2045 Custom Benchmark	20.29%	8.92%	11.17%
S&P Target Date 2045 Index	19.99%	9.45%	11.24%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 35,391,193
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$35,391,193
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	50%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	53.4%
Affiliated Mutual Funds - International Equity	31.3%
Affiliated Exchange-Traded Funds - Fixed Income	8.7%
Affiliated Mutual Funds - Fixed Income	6.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2045 FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R6
Trading Symbol	PDIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. Treasury Inflation-Protected Securities,
U.S. aggregate bonds, and global REITs, with returns of 2.6%, 2.7%, and 17.7%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	20.46%	8.93%	10.63% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2045 Custom Benchmark	20.29%	8.92%	11.17%
S&P Target Date 2045 Index	19.99%	9.45%	11.24%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 35,391,193
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$35,391,193
Number of fund holdings	11
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	50%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	53.4%
Affiliated Mutual Funds - International Equity	31.3%
Affiliated Exchange-Traded Funds - Fixed Income	8.7%
Affiliated Mutual Funds - Fixed Income	6.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2050 FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R1
Trading Symbol	PDJDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R1	$74	0.67%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	21.00%	8.72%	10.15% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2050 Custom Benchmark	21.77%	9.56%	11.65%
S&P Target Date 2050 Index	20.61%	9.76%	11.52%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 21,239,323
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$21,239,323
Number of fund holdings	9
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	59%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	55.7%
Affiliated Mutual Funds - International Equity	34.8%
Affiliated Exchange-Traded Funds - Fixed Income	7.4%
Affiliated Mutual Funds - Fixed Income	2.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM TARGET DATE 2050 FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R2
Trading Symbol	PDJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R2	$46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	21.29%	9.00%	10.42% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2050 Custom Benchmark	21.77%	9.56%	11.65%
S&P Target Date 2050 Index	20.61%	9.76%	11.52%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 21,239,323
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$21,239,323
Number of fund holdings	9
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	59%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	55.7%
Affiliated Mutual Funds - International Equity	34.8%
Affiliated Exchange-Traded Funds - Fixed Income	7.4%
Affiliated Mutual Funds - Fixed Income	2.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2025:
■
For the year ended July 31, 2026, total annual Fund operating expenses for Class R2 shares, after waivers and/or expense reimbursement, increased from 0.37% in the year ended July 31, 2025 to 0.42% primarily due to a decrease in the acquired fund fee and expense waiver.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at pgim.com/mutual-fund-documents or by request at (800) 225-1852.

Material Fund Change Expenses [Text Block]	For the year ended July 31, 2026, total annual Fund operating expenses for Class R2 shares, after waivers and/or expense reimbursement, increased from 0.37% in the year ended July 31, 2025 to 0.42% primarily due to a decrease in the acquired fund fee and expense waiver.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since August 1, 2025:
Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/mutual-fund-documents
PGIM TARGET DATE 2050 FUND - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R3
Trading Symbol	PDJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R3	$30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	21.52%	9.16%	10.59% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2050 Custom Benchmark	21.77%	9.56%	11.65%
S&P Target Date 2050 Index	20.61%	9.76%	11.52%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 21,239,323
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$21,239,323
Number of fund holdings	9
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	59%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	55.7%
Affiliated Mutual Funds - International Equity	34.8%
Affiliated Exchange-Traded Funds - Fixed Income	7.4%
Affiliated Mutual Funds - Fixed Income	2.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM TARGET DATE 2050 FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R4
Trading Symbol	PDJGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R4	$19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	21.61%	9.27%	10.69% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2050 Custom Benchmark	21.77%	9.56%	11.65%
S&P Target Date 2050 Index	20.61%	9.76%	11.52%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 21,239,323
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$21,239,323
Number of fund holdings	9
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	59%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	55.7%
Affiliated Mutual Funds - International Equity	34.8%
Affiliated Exchange-Traded Funds - Fixed Income	7.4%
Affiliated Mutual Funds - Fixed Income	2.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2025:
■
For the year ended July 31, 2026, total annual Fund operating expenses for Class R4 shares, after waivers and/or expense reimbursement, increased from 0.12% in the year ended July 31, 2025 to 0.17% primarily due to a decrease in the acquired fund fee and expense waiver.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at pgim.com/mutual-fund-documents or by request at (800) 225-1852.

Material Fund Change Expenses [Text Block]	For the year ended July 31, 2026, total annual Fund operating expenses for Class R4 shares, after waivers and/or expense reimbursement, increased from 0.12% in the year ended July 31, 2025 to 0.17% primarily due to a decrease in the acquired fund fee and expense waiver.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since August 1, 2025:
Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/mutual-fund-documents
PGIM TARGET DATE 2050 FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R5
Trading Symbol	PDJHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R5	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	21.81%	9.39%	10.82% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2050 Custom Benchmark	21.77%	9.56%	11.65%
S&P Target Date 2050 Index	20.61%	9.76%	11.52%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 21,239,323
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$21,239,323
Number of fund holdings	9
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	59%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	55.7%
Affiliated Mutual Funds - International Equity	34.8%
Affiliated Exchange-Traded Funds - Fixed Income	7.4%
Affiliated Mutual Funds - Fixed Income	2.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM TARGET DATE 2050 FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R6
Trading Symbol	PDJJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, commodities, and
U.S. small-cap equity, with returns of 36.4%, 35.5%, and 34.2%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	21.97%	9.55%	11.00% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2050 Custom Benchmark	21.77%	9.56%	11.65%
S&P Target Date 2050 Index	20.61%	9.76%	11.52%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 21,239,323
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$21,239,323
Number of fund holdings	9
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	59%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	55.7%
Affiliated Mutual Funds - International Equity	34.8%
Affiliated Exchange-Traded Funds - Fixed Income	7.4%
Affiliated Mutual Funds - Fixed Income	2.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM TARGET DATE 2055 FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R1
Trading Symbol	PDKDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R1	$72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	21.87%	9.01%	10.46% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2055 Custom Benchmark	22.64%	9.89%	11.91%
S&P Target Date 2055 Index	21.10%	9.92%	11.67%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 11,799,827
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$11,799,827
Number of fund holdings	8
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	63%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	57.0%
Affiliated Mutual Funds - International Equity	38.6%
Affiliated Exchange-Traded Funds - Fixed Income	4.3%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM TARGET DATE 2055 FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R2
Trading Symbol	PDKEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R2	$44	0.40%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	22.17%	9.29%	10.74% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2055 Custom Benchmark	22.64%	9.89%	11.91%
S&P Target Date 2055 Index	21.10%	9.92%	11.67%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 11,799,827
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$11,799,827
Number of fund holdings	8
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	63%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	57.0%
Affiliated Mutual Funds - International Equity	38.6%
Affiliated Exchange-Traded Funds - Fixed Income	4.3%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM TARGET DATE 2055 FUND - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R3
Trading Symbol	PDKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R3	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	22.36%	9.45%	10.90% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2055 Custom Benchmark	22.64%	9.89%	11.91%
S&P Target Date 2055 Index	21.10%	9.92%	11.67%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 11,799,827
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$11,799,827
Number of fund holdings	8
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	63%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	57.0%
Affiliated Mutual Funds - International Equity	38.6%
Affiliated Exchange-Traded Funds - Fixed Income	4.3%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM TARGET DATE 2055 FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R4
Trading Symbol	PDKGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R4	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	22.43%	9.55%	11.01% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2055 Custom Benchmark	22.64%	9.89%	11.91%
S&P Target Date 2055 Index	21.10%	9.92%	11.67%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 11,799,827
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$11,799,827
Number of fund holdings	8
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	63%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	57.0%
Affiliated Mutual Funds - International Equity	38.6%
Affiliated Exchange-Traded Funds - Fixed Income	4.3%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM TARGET DATE 2055 FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R5
Trading Symbol	PDKHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R5	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underl yi
ng funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	22.55%	9.67%	11.13% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2055 Custom Benchmark	22.64%	9.89%	11.91%
S&P Target Date 2055 Index	21.10%	9.92%	11.67%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 11,799,827
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 11,799,827
Number of fund holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	63%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	57.0%
Affiliated Mutual Funds - International Equity	38.6%
Affiliated Exchange-Traded Funds - Fixed Income	4.3%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM TARGET DATE 2055 FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R6
Trading Symbol	PDKJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the und er
lying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	22.77%	9.83%	11.29% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2055 Custom Benchmark	22.64%	9.89%	11.91%
S&P Target Date 2055 Index	21.10%	9.92%	11.67%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 11,799,827
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 11,799,827
Number of fund holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	63%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	57.0%
Affiliated Mutual Funds - International Equity	38.6%
Affiliated Exchange-Traded Funds - Fixed Income	4.3%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM TARGET DATE 2060 FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R1
Trading Symbol	PDLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R1	$71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the unde rlyin
g funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	22.22%	9.11%	10.49% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2060 Custom Benchmark	23.03%	10.01%	12.03%
S&P Target Date 2060 Index	21.04%	9.92%	11.72%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 11,418,315
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 11,418,315
Number of fund holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.3%
Affiliated Mutual Funds - International Equity	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	3.1%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM TARGET DATE 2060 FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R2
Trading Symbol	PDLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R2	$43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the und er
lying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	22.54%	9.40%	10.77% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2060 Custom Benchmark	23.03%	10.01%	12.03%
S&P Target Date 2060 Index	21.04%	9.92%	11.72%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 11,418,315
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 11,418,315
Number of fund holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.3%
Affiliated Mutual Funds - International Equity	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	3.1%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM TARGET DATE 2060 FUND - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R3
Trading Symbol	PDLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R3	$27	0.24%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the u nde
rlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	22.72%	9.57%	10.94% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2060 Custom Benchmark	23.03%	10.01%	12.03%
S&P Target Date 2060 Index	21.04%	9.92%	11.72%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 11,418,315
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 11,418,315
Number of fund holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.3%
Affiliated Mutual Funds - International Equity	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	3.1%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM TARGET DATE 2060 FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R4
Trading Symbol	PDLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R4	$16	0.14%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the unde rlyi
ng funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	22.85%	9.67%	11.05% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2060 Custom Benchmark	23.03%	10.01%	12.03%
S&P Target Date 2060 Index	21.04%	9.92%	11.72%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 11,418,315
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 11,418,315
Number of fund holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.3%
Affiliated Mutual Funds - International Equity	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	3.1%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM TARGET DATE 2060 FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R5
Trading Symbol	PDLHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R5	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the unde rlyi
ng funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	22.99%	9.78%	11.16% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2060 Custom Benchmark	23.03%	10.01%	12.03%
S&P Target Date 2060 Index	21.04%	9.92%	11.72%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 11,418,315
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 11,418,315
Number of fund holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.3%
Affiliated Mutual Funds - International Equity	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	3.1%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM TARGET DATE 2060 FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R6
Trading Symbol	PDLJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underly
i
ng funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	23.17%	9.95%	11.33% (12/13/2016)
S&P 500 Index*	19.56%	12.86%	15.41%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.74%
PGIM Target Date 2060 Custom Benchmark	23.03%	10.01%	12.03%
S&P Target Date 2060 Index	21.04%	9.92%	11.72%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 11,418,315
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 11,418,315
Number of fund holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.3%
Affiliated Mutual Funds - International Equity	40.5%
Affiliated Exchange-Traded Funds - Fixed Income	3.1%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%

PGIM TARGET DATE 2065 FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R1
Trading Symbol	PDOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R1	$71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, an
d
U.S. large-cap
equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	22.46%	9.23%	11.03% (12/16/2019)
S&P 500 Index*	19.56%	12.86%	15.33%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	0.72%
PGIM Target Date 2065 Custom Benchmark	23.16%	10.11%	11.93%
S&P Target Date 2065+ Index	21.12%	10.09%	11.76%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 16, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 2,569,754
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 2,569,754
Number of fund holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	72%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2065 FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R2
Trading Symbol	PDODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R2	$43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the und erlyin
g funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	22.65%	9.43%	11.26% (12/16/2019)
S&P 500 Index*	19.56%	12.86%	15.33%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	0.72%
PGIM Target Date 2065 Custom Benchmark	23.16%	10.11%	11.93%
S&P Target Date 2065+ Index	21.12%	10.09%	11.76%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 16, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 2,569,754
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 2,569,754
Number of fund holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	72%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2065 FUND - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R3
Trading Symbol	PDOEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R3	$27	0.24%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use deri
vat
ives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	22.89%	9.63%	11.45% (12/16/2019)
S&P 500 Index*	19.56%	12.86%	15.33%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	0.72%
PGIM Target Date 2065 Custom Benchmark	23.16%	10.11%	11.93%
S&P Target Date 2065+ Index	21.12%	10.09%	11.76%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 16, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 2,569,754
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 2,569,754
Number of fund holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	72%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2065 FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R4
Trading Symbol	PDOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R4	$16	0.14%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underl ying
funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	23.01%	9.77%	11.59% (12/16/2019)
S&P 500 Index*	19.56%	12.86%	15.33%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	0.72%
PGIM Target Date 2065 Custom Benchmark	23.16%	10.11%	11.93%
S&P Target Date 2065+ Index	21.12%	10.09%	11.76%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 16, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 2,569,754
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 2,569,754
Number of fund holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	72%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2065 FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R5
Trading Symbol	PDOGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R5	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	23.09%	9.88%	11.70% (12/16/2019)
S&P 500 Index*	19.56%	12.86%	15.33%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	0.72%
PGIM Target Date 2065 Custom Benchmark	23.16%	10.11%	11.93%
S&P Target Date 2065+ Index	21.12%	10.09%	11.76%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 16, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 2,569,754
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$2,569,754
Number of fund holdings	8
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	72%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2065 FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R6
Trading Symbol	PDOHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	23.32%	10.10%	11.90% (12/16/2019)
S&P 500 Index*	19.56%	12.86%	15.33%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	0.72%
PGIM Target Date 2065 Custom Benchmark	23.16%	10.11%	11.93%
S&P Target Date 2065+ Index	21.12%	10.09%	11.76%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 16, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 2,569,754
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$2,569,754
Number of fund holdings	8
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	72%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2070 Fund - Class R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2070 Fund
Class Name	Class R1
Trading Symbol	PDALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R1	$72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Since Inception (%)
Class R1	22.41%	16.93% (12/10/2024)
S&P 500 Index*	19.56%	15.28%
Bloomberg US Aggregate Bond Index*	2.71%	2.86%
PGIM Target Date 2070 Custom Benchmark	23.16%	17.85%
S&P Target Date 2065+ Index	21.12%	16.98%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 10, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 100,726
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 100,726
Number of fund holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	21%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Target Date 2070 Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2070 Fund
Class Name	Class R2
Trading Symbol	PDAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R2	$45	0.40%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Since Inception (%)
Class R2	22.77%	17.20% (12/10/2024)
S&P 500 Index*	19.56%	15.28%
Bloomberg US Aggregate Bond Index*	2.71%	2.86%
PGIM Target Date 2070 Custom Benchmark	23.16%	17.85%
S&P Target Date 2065+ Index	21.12%	16.98%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 10, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 100,726
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$100,726
Number of fund holdings	8
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	21%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Target Date 2070 Fund - Class R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2070 Fund
Class Name	Class R3
Trading Symbol	PDANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R3	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Since Inception (%)
Class R3	23.01%	17.42% (12/10/2024)
S&P 500 Index*	19.56%	15.28%
Bloomberg US Aggregate Bond Index*	2.71%	2.86%
PGIM Target Date 2070 Custom Benchmark	23.16%	17.85%
S&P Target Date 2065+ Index	21.12%	16.98%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 10, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 100,726
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$100,726
Number of fund holdings	8
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	21%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Target Date 2070 Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2070 Fund
Class Name	Class R4
Trading Symbol	PDAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R4	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Since Inception (%)
Class R4	23.10%	17.54% (12/10/2024)
S&P 500 Index*	19.56%	15.28%
Bloomberg US Aggregate Bond Index*	2.71%	2.86%
PGIM Target Date 2070 Custom Benchmark	23.16%	17.85%
S&P Target Date 2065+ Index	21.12%	16.98%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 10, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 100,726
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$100,726
Number of fund holdings	8
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	21%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Target Date 2070 Fund - Class R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2070 Fund
Class Name	Class R5
Trading Symbol	PDAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R5	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2026
	One Year (%)	Since Inception (%)
Class R5	23.10%	17.61% (12/10/2024)
S&P 500 Index*	19.56%	15.28%
Bloomberg US Aggregate Bond Index*	2.71%	2.86%
PGIM Target Date 2070 Custom Benchmark	23.16%	17.85%
S&P Target Date 2065+ Index	21.12%	16.98%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 10, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 100,726
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$100,726
Number of fund holdings	8
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	21%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Target Date 2070 Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2070 Fund
Class Name	Class R6
Trading Symbol	PDAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/target-date-prospectuses-and-fact-sheets. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months were influenced by evolving monetary policy expectations, persistent inflation concerns, and heightened geopolitical uncertainty. U.S. equities generally benefited from resilient corporate earnings and economic growth, while fixed income markets experienced periodic volatility as the interest rate outlook continued to be reassessed.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of contributors to performance.
Across the asset classes included, the greatest level of performance was provided by emerging markets equity, U.S. small-cap equity, and
non-U.S. developed markets equity, with returns of 36.4%, 34.2%, and 24.3%, respectively.
■
Given the Fund is comprised of equities, fixed income, and non-traditional assets, performance saw a number of detractors from performance.
Across the asset classes included, the lowest level of performance was provided by U.S. aggregate bonds, global REITs, and U.S. large-cap equity, with returns of 2.7%, 17.7%, and 19.6%, respectively.
■
The PGIM Target Date Funds do not use derivatives, although derivatives are used in some of the underlying funds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Since Inception (%)
Class R6	23.46%	17.83% (12/10/2024)
S&P 500 Index*	19.56%	15.28%
Bloomberg US Aggregate Bond Index*	2.71%	2.86%
PGIM Target Date 2070 Custom Benchmark	23.16%	17.85%
S&P Target Date 2065+ Index	21.12%	16.98%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 10, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 100,726
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$100,726
Number of fund holdings	8
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	21%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	56.1%
Affiliated Mutual Funds - International Equity	40.8%
Affiliated Exchange-Traded Funds - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM 60/40 Allocation Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM 60/40 Allocation Fund
Class Name	Class R6
Trading Symbol	PALDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM 60/40 Allocation Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM 60/40 Allocation Fund—Class R6	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Despite some volatility across global markets in 2026, the past 12 months provided strong returns across U.S. equities, with the S&P 500 Index returning 19.6%, significantly outpacing the returns of bonds, with the Bloomberg US Aggregate Bond Index returning 2.7%.
■
As the Fund invests solely in U.S. large-cap equities and U.S. bonds, the largest contributor to performance was exposure to U.S. large-cap equities, which provided a return of 19.6% during the reporting period.
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During the period, the underlying funds—the PGIM Quant Solutions Large-Cap Core Fund and the PGIM Total Return Bond Fund—
outperformed their respective indexes by 3.2% and 0.5%, respectively.
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The PGIM 60/40 Allocation Fund does not use derivatives. Derivatives are used in the Total Return Bond Fund, which is an underlying fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	14.74%	8.10%	9.64% (9/13/2017)
S&P 500 Index*	19.56%	12.86%	15.09%
Bloomberg US Aggregate Bond Index*	2.71%	-0.40%	1.47%
Custom Blended Index	12.72%	7.58%	9.73%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Sep. 13, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 157,287,891
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$157,287,891
Number of fund holdings	3
Total advisory fees paid for the year	$0
Portfolio turnover rate for the year	58%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	60.2%
Affiliated Exchange-Traded Funds - Fixed Income	39.6%
Affiliated Mutual Fund - Short-Term Investment	0.0%*
99.8%
Other assets in excess of liabilities	0.2%
100.0%

*	Less than 0.05%